Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Basic income attributable to common stockholders of Navigator Holdings Ltd.	$ 85,571	$ 82,255	$ 53,473
Diluted income attributable to common stockholders of Navigator Holdings Ltd.	$ 85,571	$ 82,255	$ 53,473
Basic weighted average number of shares (in shares)	71,149,671	74,096,284	77,234,830
Effect of dilutive potential share options (in shares)	688,363	511,165	323,664
Diluted weighted average number of shares (in shares)	71,838,034	74,607,449	77,558,494
Basic earnings per share (in dollars per share)	$ 1.20	$ 1.11	$ 0.69
Diluted earnings per share (in dollars per share)	$ 1.19	$ 1.10	$ 0.69